Significant Accounting Policies - Treasury stock (Details) - USD ($)		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Sep. 09, 2019
Significant Accounting Policies
Share repurchase authorized amount			$ 120,448,000
Number of shares repurchased	852.4
Value of shares repurchased	$ 7.08	$ 1,000.0
Average price		$ 9.50